Investments - Available For Sale Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation Of Debt Securities, Available-For-Sale [Roll Forward]
Available for sale investments at start of year	$ 59,910	$ 77,589
Purchases	9,603	80,956	$ 41,701
Sales and maturities	(21,686)	(99,865)	(33,086)
Interest on short term investments	1,065	1,329	1,088
Realized gain on sale of short term investments	55	56	112
Unrealized capital gain/(loss) – investments	681	(155)	(272)
Available for sale investments at end of year	$ 49,628	$ 59,910	$ 77,589